Average Annual Total Returns - Nuveen Pennsylvania Municipal Bond Fund	Sep. 30, 2020
LipperPennsylvaniaMunicipalDebtFundsCategoryAverage [Member]
Average Annual Return:
1 Year	6.96%	[1]
5 Years	3.23%	[1]
10 Years	3.99%	[1]
SPMunicipalBondIndex [Member]
Average Annual Return:
1 Year	7.26%	[2]
5 Years	3.50%	[2]
10 Years	4.41%	[2]
Class A
Average Annual Return:
1 Year	3.39%
5 Years	2.67%
10 Years	4.11%
Since Inception
Inception Date	Oct. 29, 2086
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	3.39%
5 Years	2.65%
10 Years	4.09%
Since Inception
Inception Date	Oct. 29, 2086
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.16%
5 Years	2.78%
10 Years	4.00%
Since Inception
Inception Date	Oct. 29, 2086
Class C2
Average Annual Return:
1 Year	7.37%
5 Years	3.00%
10 Years	3.99%
Since Inception
Inception Date	Feb. 02, 2094
Class I
Average Annual Return:
1 Year	8.14%
5 Years	3.76%
10 Years	4.76%
Since Inception
Inception Date	Feb. 03, 2097
Class C
Average Annual Return:
1 Year	6.99%
5 Years	2.72%
10 Years
Since Inception	3.62%
Inception Date	Feb. 10, 2014
Class C | LipperPennsylvaniaMunicipalDebtFundsCategoryAverage [Member]
Average Annual Return:
Since Inception	4.05%	[1]
Class C | SPMunicipalBondIndex [Member]
Average Annual Return:
Since Inception	4.12%	[2]

[1]	Represents the average annualized returns for all reporting funds in the Lipper Pennsylvania Municipal Debt Funds Category.
[2]	An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market.